Equity and Divestitures	12 Months Ended
Dec. 31, 2023
Equity and Divestitures [Abstract]
Equity and divestitures

Note 17. Equity and divestitures

Share capital

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
Issued as of January 1, 2021	13,769,811
Shares issued	3,840,639
As of December 31, 2021	17,610,450

As of January 1, 2022	17,610,450
Shares issued(i)	208,219
As of December 31, 2022	17,818,669

As of January 1, 2023	17,818,669
Shares issued(ii)	2,313,622
Subtotal	20,132,291
Acquisition of Nvni Group Limited(**)	11,485,080
As of December 31, 2023	31,617,370

(i)	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.

(ii)	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.

*	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.

**	The acquisition of Nvni Group Limited Ordinary Shares includes the conversion of 3,884,372 Nvni Group Limited rollover options, earn-out shares and equity plan, 4,300,363 Mercato Public Shares, 5,570,000 Mercato Class B Shares, 475,000 Maxim shares, and 1,280,000 PIPE investor shares. For details on participation percentages, please refer to the distribution to shareholders’ capital table.

The distribution of shareholders’ capital as of December 31, 2022, reflective of the retrospectively adjusted stock split in line with capital restructuring, is as follows:

Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Nuvini Holdings Limited	100%	17,818,669	40,404

The distribution of shareholders’ capital as of December 31, 2023, is as follows:

Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	75.96%	24,016,662
Public Stockholders	.30%	95,708
Mercato Founders	18.19%	5,750,000
Maxim	1.50%	475,000
PIPE Investors	4.05%	1,280,000
Total	100%	31,617,370	260,685

Derivatives

Derivative warrant liability

As part of the SPAC Merger, each issued and outstanding warrant to purchase Mercato class A ordinary shares was converted into the right to purchase one Nuvini ordinary share at an exercise price of $11.50 per share (“Nuvini Warrants”), subject to the same terms and conditions existing prior to such conversion. These warrants are considered financial instruments (derivatives) and are recorded at fair value through profit or loss.

Upon the completion of the SPAC Merger, there are 23,050,000 Nuvini Warrants outstanding, of which 11,500,00 are public warrants (“Public Warrants”) listed on NASDAQ and 11,550,000 are private placement warrants held by certain former Mercato shareholders (“Private Placement Warrants”).

Public Warrants

The Public Warrants became exercisable on October 29, 2023, and will expire on the earlier of September 29, 2028, or upon redemption or liquidation, in accordance with their terms. The fair value of the Public Warrants was determined using the market trading price as of December 31, 2023, which was R$0.04 per share.

Private Placement Warrants

The Private Placement Warrants are identical to the Public Warrants in all material respects, except that the Private Placement Warrants, so long as they are held by certain former Mercato shareholders or its permitted transferees:

(i)	will not be redeemable by the Company,

(ii)	may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until October 29, 2023,

(iii)	may be exercised by the holders on a cashless basis, and

(iv)	will be entitled to registration rights.

The fair value of Private Placement Warrants was determined using the market trading price at December 31, 2023, which was R$0.04 per share. The fair value calculation methodology was determined to be the same as the Public Warrants as both financial instruments have the same material rights and characteristics (i.e., both give the right to purchase one Nuvini ordinary share for the same price with the same exercisable period).

The Group has recognized the following warrant obligations:

	Public Warrants	Private Placement Warrants	Total
Initial Recognition at September 29, 2023	9,887	9,930	19,817
Change in fair value	(7,660)	(7,693)	(15,353)
Balance at December 31, 2023	2,227	2,237	4,464

Non-controlling Interest

The Company’s non-controlling interests were associated with Mercos as of December 31, 2022, and 2023 and Smart NX, as of December 31, 2023, Companies whose operations are based in Brazil.

Prior to November 16, 2022, the Company reflected a 100% ownership interest in Mercos. However, as outlined in Note 5 to the consolidated financial statements, the Company’s equity interest in Mercos was reduced from 100% to 57.91% (42.09% being non-controlling interest), re-selling 42.09% of the Company’s capital to previous owners for R$1.00, thereby extinguishing the debt associated with the deferred and contingent consideration. Per the renegotiated terms, the financial liability (or a part of a financial liability) should be removed from its statement of financial position when it is extinguished. The Mercos deferred and contingent consideration extinguished as part of the renegotiated terms when the Company’s capital in Mercos was re-sold.

The renegotiated terms also granted a call option for the Company to buy the 42.09% for a multiple of 7.6 times the accumulated revenue in the prior 12 months. As of December 31, 2023, and 2022, the Company assessed that the fair value of this call option was zero.

The following tables summarize the information relating to the Company’s non-controlling interests in Mercos before and after intercompany eliminations:

Summarized statement of financial position	2023	2022
Non-controlling interest	42.09%	42.09%

Current assets	4,351	3,463
Non-current assets	4,668	3,796
Current liabilities	(3,421)	(2,849)
Non-current liabilities	(5,598)	-

Summarized statement of profit and loss
Revenue	18,498	14,774
Expenses	(14,139)	(12,045)
Profit (loss) for the year	4,359	2,729
Profit (loss) attributable to owners of the Company	2,525	2,527
Profit (loss) attributable to the non-controlling interests	1,835	202

Summarized statement of financial position	2023
At January 1, 2022	-
Non-controlling interest arising on disposal of interest on Mercos	4,207
Share of profit for the year	202
Payment of dividends	(556)
At December 31, 2022	3,853
Share of profit for the year	4,359
Payment of dividends	(5,173)
At December 31, 2023	3,039

On January 25, 2023, as amended on February 23, 2023, June 8, 2023, and August 1, 2023, the Group entered into a business combination agreement whereas, Nuvini S.A agreed to acquire shares representing 50.2% of the total capital stock of Smart NX in an equity swap, in which the seller would receive shares of Nuvini. In addition, Nuvini S.A. has a call option to acquire the remaining shares of Smart NX representing 45% of the total capital stock of Smart NX to be paid in three installments on January 25, 2024, January 25, 2025, and January 25, 2026, for a variable consideration based on multiples of future Smart NX EBITDA in the Company’s national currency. As of December 31, 2023, the Company assessed that the fair value of this call option was zero.

The following tables summarize the information relating to the Company’s non-controlling interests in Smart NX before and after intercompany eliminations:

Summarized statement of financial position	2023
Non-controlling interest	45.00%

Current assets	2,396
Non-current assets	5,131
Current liabilities	(1,680)
Non-current liabilities	(5,847)

Summarized statement of profit and loss
Revenue	12,209
Expenses	(9,719)
Profit (loss) for the year	2,490
Profit (loss) attributable to owners of the Company	1,370
Profit (loss) attributable to the non-controlling interests	1,121

At January 1, 2023	-
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	(1,906)
At December 31, 2023	1,290

Subscription rights

In March, May, and December 2022, the Company issued subscription rights to investors for total consideration of R$2,500, R$1,000, and R$250, respectively. The subscription rights may be exercised within 30 days from the approval of the Group’s first capital increase in an amount of at least R$100,000 that results in the issuance of shares by the Group (the “Contribution Event”) or within 30 days of the second anniversary from the subscription rights’ issuance date if no Contribution Event has occurred. The number of shares to be issued to these investors will be determined based on the fair value of Nuvini Holding’s Limited shares on the date of the Contribution Event or based on the fair value per share of the last capital increase in the event that no Contribution Event occurs, utilizing the following formula: consideration paid divided by the fair value of the Company’s share x 0.9 (in case there is a Contribution Event) or consideration paid divided by the fair value of the Company’s share of the last capital increase x 0.8 (in case no Contribution Event occurs). As the number of shares to be issued is variable, these subscription rights are recorded as liabilities based on FVTPL.

In December 2022, all amounts payable to Pierre Schurmann under related party loans were converted into subscription rights with the same terms as described above. Please refer to Note 9 for details on these related party loans.

In December 2022, the subscription right terms were amended so that the subscriptions rights could be exercised in the event of the Group signing a Business Combination Agreement (“BCA”) between the Company and a company with a SPAC or within 30 days after the second anniversary from the subscription rights issuance date if no Contribution Event or SPAC has occurred. As of December 31, 2022, these subscription rights were recorded as an equity instrument in Capital Reserves. As of December 31, 2023, upon consummation of the Business Combination, all subscription rights were converted to equity and issued to stockholders.

Profit reserves

Legal Reserve

For periods prior to February 26, 2023, the financial statements represented the results of operations of Nuvini S.A. which was incorporated in Brazil. As such, Nuvini S.A. was subject to the following disclosures. For periods subsequent to February 6, 2023, the is a Cayman Island exempted limited liability company and therefore the following disclosures on legal reserves are not applicable.

In accordance with Brazilian corporate law, the Company is required to allocate 5% of net income for any given year for the formation of a legal reserve subject to a maximum limit of 20% of share capital (in addition, if for any given financial year, the total amount of the legal reserve plus any amounts of capital reserves exceed 30% of capital stock, the Company is not required to allocate any income for the formation of the legal reserve). The legal reserve is also subject to approval by the general shareholders’ meeting and may be transferred to capital or used to absorb losses but is not available for the payment of dividends in subsequent years. As the Group was in a net loss position as of December 31, 2023, and 2022 and does not expect to be in a profit position in the near future, a legal reserve has not been recorded as part of the capital reserves balance.

In addition to legal reserves, the Company’s Articles of Incorporation establish that additional reserves may be created upon shareholders’ approval, including investment reserves to secure the implementation, maintenance and development of Company’s activities limited to the total net profit after allocation of legal reserve.

Brazilian Corporate Law provides that all statutory allocations of net profit, including the unrealized profits reserve and the reserve for investment projects, are subject to approval by the shareholders voting at a general shareholders’ meeting and may be used for capital increases or for the payment of dividends in subsequent years.

The balance for the profit reserve accounts, except for the contingency reserve and unrealized profits reserve, may not exceed the share capital. If this happens, our shareholders must determine whether the excess will be applied to pay in the subscribed and unpaid capital, to increase and pay in the subscribed stock capital or to distribute dividends.

The profits unallocated to the accounts mentioned above must be distributed as dividends.

Capital reserves

The balance of the capital reserves as of December 31, 2023, and 2022 is composed of debt instruments converted to equity, subscription rights and provision for share-based payments in connection with the Company’s share-based compensation plans as described in note 19.

Dividend distribution policy

For periods prior to February 26, 2023, the financial statements represented the results of operations of Nuvini S.A. which was incorporated in Brazil. As such, Nuvini S.A. was subject to the following disclosures. For periods subsequent to February 6, 2023, the is a Cayman Island exempted limited liability company and therefore the following disclosures on dividend distribution policy are not applicable.

Under the Group’s bylaws, unless otherwise proposed by the Board of Directors and approved by the voting shareholders at the annual shareholders’ meeting, the Company must generally pay shareholders a mandatory minimum dividend of 25% of adjusted net income, as defined in accordance with Brazilian Corporate Law, after the allocation of 5% of net income to the legal reserve.

However, net income may be used to increase share capital, used to set off losses and/or otherwise retained in accordance with the Brazilian Corporate Law and may not be available for the payment of dividends, including in the form of interest on shareholders’ equity.

Brazilian Corporate Law defines the “net income” as net income for the year, reduced by accumulated losses of prior years, provisions for income tax and social contribution on the net profit for such fiscal year, and amounts allocated to employees’ and management’s participation on the results in such fiscal year. Under Brazilian Corporate Law, the net income available for distribution as dividends may also be reduced or increased by the following:

●	amounts allocated to the legal reserve,

●	amounts allocated to the statutory reserve, if any,

●	amounts allocated to the contingency reserve, if required,

●	amounts allocated to the unrealized profit reserve,

●	amounts allocated to the retained profit reserve,

●	amounts allocated to the income tax exemption reserve,

●	reversals of reserves recorded in prior years, and

●	reversals of the amounts allocated to the unrealized profit reserve, if any, when realized and not absorbed by losses

As an alternative form of payment of dividends, Brazilian companies may distribute interest on capital, whose payments may be treated by a company as a deductible expense for income and social contribution taxes purposes. Payments of interest on capital may be made at the discretion of the Board of Directors, subject to shareholder approval. Payments of interest attributed to shareholders’ equity, net of withholding tax, may be distributed as part of the minimum mandatory dividends. Interest on capital is calculated in accordance with the daily pro rata variation of the Brazilian government’s long-term interest rate, as determined by the Central Bank from time to time, and cannot exceed the greater of:

●	50% of net income (after the deduction of the social contribution on profits and before the provision for corporate income tax and the amounts attributable to shareholders as net interest on equity) related to the period in respect of which the payment is made; or

●	50% of the sum of retained profits and profit reserves in the beginning of the period with respect to which the payment is made.

Under Brazilian Corporate Law, a company may suspend the mandatory distribution either in the form of dividends or payments of interest on capital if the shareholders at the general shareholders’ meeting determine, based on the company’s board of directors’ proposal, which is reviewed by the fiscal council when installed, that payment of the mandatory distribution for the preceding fiscal year would be inadvisable in light of the company’s financial condition. The management of the company must report to the Brazilian Securities Commission (“CVM”) such suspension within five days of the relevant general shareholders’ meeting. Under Brazilian Corporate Law, mandatory distributions that are suspended and not offset against losses in future years must be paid as soon as the financial condition of the company permits.

As the Group was in a net loss position as of December 31, 2022, and 2021, no dividends were declared or were paid.